Commitment and Contingencies - Estimated Indirect Tax Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Indirect Tax Liability Roll Forward [Roll Forward]
Indirect tax liability, Beginning balance	$ 921
Payments	(162)
Adjustment to Expense	(22)
Indirect tax liability, Ending balance	$ 737